Deferred revenues (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	R$ (59,527)	R$ (34,966)
Accounting Estimates Two Thousand Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	(43,214)
Accounting Estimates Two Thousand Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	R$ (16,313)